Notes and Amounts Receivable for Equity Issued (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 20, 2023
Notes And Amounts Receivable For Equity Issued
Interest rate	5.00%			12.00%
Accrued interest income	$ 4,408	$ 16,373	$ 52,502
Loss on write-off of notes and other receivables	15,439		$ 46,176
Accrued interest	$ 24,519	$ 44,262